UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04304

Exact name of registrant as specified in charter:	Delaware Group® Government Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2014

Item 1. Schedule of Investments.

Schedule of investments
Delaware Core Plus Bond Fund	October 31, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations – 3.54%
Fannie Mae Grantor Trust
Series 2002-T1 A2 7.00% 11/25/31	45,811	$54,015
Fannie Mae Interest Strip
Series 35 2 12.00% 7/25/18	12,171	13,378
Fannie Mae REMIC Trust
Series 2002-W1 2A 6.527% 2/25/42 ●	61,667	72,020
Fannie Mae REMICs
Series 1988-15 A 9.00% 6/25/18	272	296
Series 1996-46 ZA 7.50% 11/25/26	48,890	55,620
Series 2002-83 GH 5.00% 12/25/17	125,667	131,827
Series 2011-80 CB 4.00% 8/25/26	1,953,713	2,103,166
Series 2012-122 SD 5.948% 11/25/42 ●Σ	209,323	50,541
Series 2013-38 AI 3.00% 4/25/33 Σ	556,543	86,329
Series 2013-44 DI 3.00% 5/25/33 Σ	835,617	134,720
Freddie Mac REMICs
Series 2557 WE 5.00% 1/15/18	106,777	112,072
Series 3656 PM 5.00% 4/15/40	230,164	254,385
Series 4185 LI 3.00% 3/15/33 Σ	209,971	34,301
Series 4191 CI 3.00% 4/15/33 Σ	90,282	12,741
Freddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42 ♦	24,619	28,751
GNMA
Series 2010-42 PC 5.00% 7/20/39	545,000	612,818
Series 2010-113 KE 4.50% 9/20/40	245,000	267,610
Total Agency Collateralized Mortgage Obligations (cost $3,933,265)		4,024,590

Agency Mortgage-Backed Securities – 23.62%
Fannie Mae
10.50% 6/1/30	10,429	10,664
Fannie Mae ARM
2.268% 7/1/36 ●	58,627	63,907
2.333% 11/1/35 ●	23,827	25,547
2.42% 5/1/43 ●	70,594	70,640
2.546% 6/1/43 ●	24,938	25,145
3.199% 4/1/44 ●	68,741	71,303
3.279% 3/1/44 ●	94,415	98,537
3.292% 9/1/43 ●	80,341	83,344
5.141% 8/1/35 ●	19,620	21,000
Fannie Mae S.F. 15 yr
2.50% 7/1/27	13,834	14,116
2.50% 2/1/28	323,631	330,229
2.50% 5/1/28	43,053	43,878
3.50% 7/1/26	96,929	102,656

NQ-023 [10/14] 12/14 (13638)     1

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 15 yr
4.00% 4/1/24	34,754	$37,125
4.00% 5/1/24	104,381	111,544
4.00% 5/1/25	37,826	40,532
4.00% 6/1/25	123,940	132,753
4.00% 11/1/25	184,700	198,256
4.00% 12/1/26	63,951	68,352
4.50% 4/1/18	7,255	7,644
5.00% 12/1/20	7,641	8,162
5.00% 6/1/23	14,324	15,493
8.00% 10/1/16	8,261	8,483
Fannie Mae S.F. 15yr TBA
2.50% 12/1/29	299,000	302,723
Fannie Mae S.F. 20 yr
3.00% 2/1/33	7,920	8,110
3.00% 8/1/33	43,198	44,231
4.00% 1/1/31	16,135	17,311
4.00% 2/1/31	50,103	53,757
5.00% 11/1/23	6,710	7,428
5.50% 12/1/29	10,178	11,375
6.00% 12/1/21	4,712	5,326
Fannie Mae S.F. 30 yr
3.00% 7/1/42	62,842	63,013
3.00% 10/1/42	992,201	994,654
3.00% 12/1/42	78,523	78,697
3.00% 1/1/43	361,224	362,001
3.00% 4/1/43	267,100	267,653
3.00% 5/1/43	490,940	491,951
4.50% 7/1/36	32,812	35,565
4.50% 4/1/39	130,346	141,579
4.50% 11/1/40	92,392	100,364
4.50% 3/1/41	192,247	208,825
4.50% 4/1/41	142,979	155,261
4.50% 11/1/41	98,435	106,809
4.50% 12/1/43	17,156	18,667
4.50% 5/1/44	72,491	78,879
5.00% 10/1/35	62,634	69,478
5.00% 11/1/35	18,846	20,913
5.00% 2/1/36	28,422	31,525
5.00% 4/1/37	17,283	19,162
5.00% 8/1/37	5,170	5,735
5.00% 2/1/38	16,733	18,564
5.50% 12/1/32	3,507	3,946

2     NQ-023 [10/14] 12/14 (13638)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 2/1/33	52,184	$58,496
5.50% 4/1/34	18,955	21,314
5.50% 11/1/34	18,881	21,223
5.50% 12/1/34	34,034	38,189
5.50% 3/1/35	38,093	42,781
5.50% 5/1/35	32,408	36,385
5.50% 6/1/35	16,685	18,742
5.50% 12/1/35	18,992	21,307
5.50% 1/1/36	12,579	14,129
5.50% 4/1/36	9,565	10,697
5.50% 5/1/36	9,540	10,701
5.50% 7/1/36	5,374	6,036
5.50% 1/1/37	1,225	1,375
5.50% 2/1/37	47,902	53,507
5.50% 8/1/37	52,400	58,826
5.50% 1/1/38	1,587	1,770
5.50% 2/1/38	32,242	36,188
5.50% 6/1/38	3,866	4,312
5.50% 9/1/38	137,956	154,795
5.50% 12/1/38	611,116	686,469
5.50% 7/1/40	52,211	58,280
5.50% 9/1/41	19,526	21,799
6.00% 6/1/36	6,433	7,301
6.00% 12/1/36	7,386	8,392
6.00% 2/1/37	22,082	25,066
6.00% 6/1/37	3,692	4,216
6.00% 7/1/37	4,085	4,643
6.00% 8/1/37	86,640	98,315
6.00% 9/1/37	7,366	8,354
6.00% 11/1/37	9,370	10,593
6.00% 5/1/38	8,543	9,657
6.00% 7/1/38	2,608	2,949
6.00% 9/1/38	18,567	20,990
6.00% 10/1/38	10,800	12,223
6.00% 9/1/39	209,319	236,825
6.00% 3/1/40	29,910	33,810
6.00% 4/1/40	16,194	18,305
6.00% 9/1/40	27,608	31,301
6.00% 11/1/40	10,294	11,751
6.00% 5/1/41	39,674	44,955
8.00% 2/1/30	18,213	18,641
10.00% 7/1/20	4,118	4,644

NQ-023 [10/14] 12/14 (13638)     3

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
10.00% 5/1/22	2,975	$3,261
10.00% 2/1/25	54,580	60,200
Fannie Mae S.F. 30 yr TBA
3.00% 11/1/44	2,026,000	2,026,316
3.00% 12/1/44	2,687,000	2,679,547
3.50% 11/1/44	1,021,000	1,055,777
4.00% 11/1/44	3,691,000	3,918,804
4.00% 12/1/44	2,345,000	2,483,089
4.50% 11/1/44	2,669,000	2,892,529
4.50% 12/1/44	2,370,000	2,563,303
5.00% 11/1/44	196,000	217,024
Freddie Mac ARM
2.249% 7/1/36 ●	24,125	25,913
2.265% 10/1/36 ●	46,476	49,442
Freddie Mac S.F. 15 yr
4.00% 12/1/24	30,216	32,214
4.00% 5/1/25	11,170	11,941
4.00% 8/1/25	40,744	43,555
4.00% 4/1/26	43,914	47,008
4.50% 8/1/24	59,706	63,564
4.50% 6/1/26	26,138	27,823
Freddie Mac S.F. 20 yr
3.00% 6/1/34	21,749	22,162
Freddie Mac S.F. 30 yr
3.00% 10/1/42	75,237	75,594
3.00% 11/1/42	101,799	102,597
4.50% 10/1/39	49,171	53,275
4.50% 3/1/42	392,943	425,897
5.50% 3/1/34	7,213	8,104
5.50% 12/1/34	7,102	8,006
5.50% 6/1/36	4,683	5,242
5.50% 11/1/36	11,993	13,406
5.50% 3/1/40	25,575	28,539
5.50% 8/1/40	98,549	109,913
5.50% 1/1/41	31,263	34,876
6.00% 2/1/36	16,039	18,267
6.00% 1/1/38	10,867	12,263
6.00% 6/1/38	29,091	32,856
6.00% 8/1/38	166,982	189,087
6.00% 5/1/40	12,431	14,028
8.00% 5/1/31	51,076	58,009
10.00% 1/1/19	4,460	4,890

4     NQ-023 [10/14] 12/14 (13638)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
11.50% 6/1/15	101	$101
11.50% 8/1/15	183	184
11.50% 2/1/16	488	495
11.50% 3/1/16	356	360
GNMA I S.F. 30 yr
5.00% 6/15/40	15,422	17,076
7.50% 1/15/32	8,673	10,728
8.00% 5/15/30	12,327	12,624
9.50% 10/15/19	2,295	2,307
9.50% 8/15/21	6,739	7,856
9.50% 3/15/23	8,366	9,598
10.00% 9/15/18	5,140	5,169
12.00% 6/15/15	1,274	1,281
12.50% 1/15/16	2,771	2,788
GNMA II S.F. 30 yr
7.50% 9/20/30	12,189	14,747
8.00% 6/20/30	7,006	8,571
10.00% 11/20/15	57	57
10.00% 6/20/20	2,445	2,737
10.00% 8/20/20	1,447	1,640
10.00% 1/20/21	2,224	2,541
10.00% 2/20/21	6,754	7,518
10.00% 5/20/21	2,907	3,311
10.00% 6/20/21	439	459
10.50% 3/20/16	185	187
10.50% 1/20/18	202	203
10.50% 12/20/18	256	284
10.50% 2/20/19	100	101
10.50% 6/20/19	188	197
10.50% 9/20/19	282	318
10.50% 5/20/20	4,645	4,740
10.50% 8/20/20	402	404
10.50% 10/20/20	3,800	4,257
10.50% 2/20/21	15,945	16,037
11.00% 5/20/15	70	71
11.00% 7/20/19	355	357
12.00% 5/20/15	21	21
Total Agency Mortgage-Backed Securities (cost $26,625,899)		26,860,710

NQ-023 [10/14] 12/14 (13638)     5

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Obligation – 0.12%
Tennessee Valley Authority
2.875% 9/15/24	130,000	$130,444
Total Agency Obligation (cost $128,622)		130,444

Commercial Mortgage-Backed Securities – 4.24%
Banc of America Commercial Mortgage Trust
Series 2007-4 AM 5.821% 2/10/51 ●	80,000	87,685
CD1 Commercial Mortgage Trust
Series 2005-CD1 AM 5.226% 7/15/44 ●	85,000	87,677
Series 2005-CD1 C 5.226% 7/15/44 ●	30,000	30,694
Citigroup Commercial Mortgage Trust
Series 2014-GC23 AS 3.863% 7/10/47	45,000	46,107
Series 2014-GC25 A4 3.635% 10/10/47	145,000	148,828
Commercial Mortgage Pass Through Certificates
Series 2014-CR19 A5 3.796% 8/10/47	215,000	223,690
Series 2014-CR20 A4 3.59% 11/10/47 ♦	60,000	61,533
Series 2014-CR20 AM 3.938% 11/10/47 ♦	45,000	46,195
Credit Suisse Commercial Mortgage Trust
Series 2006-C1 AAB 5.463% 2/15/39 ●	14,906	14,989
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A 5.002% 11/10/46 #	100,000	112,785
Series 2011-LC1A C 144A 5.557% 11/10/46 #●	110,000	123,812
FREMF Mortgage Trust
Series 2011-K10 B 144A 4.615% 11/25/49 #●	210,000	225,535
Series 2011-K15 144A 4.931% 8/25/44 #●	65,000	70,942
Series 2011-K702 B 144A 4.77% 4/25/44 #●	25,000	26,763
Series 2011-K703 144A 4.884% 7/25/44 #●	85,000	91,337
Series 2012-K19 B 144A 4.036% 5/25/45 #●	20,000	20,647
Series 2012-K22 B 144A 3.686% 8/25/45 #●	85,000	85,360
Series 2012-K708 B 144A 3.759% 2/25/45 #●	240,000	248,016
Series 2013-K33 B 144A 3.504% 8/25/46 #●	65,000	63,704
Series 2013-K712 B 144A 3.368% 5/25/45 #●	300,000	302,492
Series 2013-K713 B 144A 3.165% 4/25/46 #●	165,000	164,262
Series 2014-K716 B 144A 3.954% 8/25/47 #●	55,000	56,300
Goldman Sachs Mortgage Securities Trust
Series 2010-C1 A2 144A 4.592% 8/10/43 #	245,000	269,780
Series 2010-C1 C 144A 5.635% 8/10/43 #●	150,000	163,816
Grace Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	200,000	206,066
Hilton USA Trust
Series 2013-HLT AFX 144A 2.662% 11/5/30 #	350,000	351,996
Series 2013-HLT BFX 144A 3.367% 11/5/30 #	215,000	216,857

6     NQ-023 [10/14] 12/14 (13638)

(Unaudited)

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	67,449	$67,356
Series 2014-C21 AS 3.997% 8/15/47	45,000	46,477
Series 2014-C22 B 4.562% 9/15/47 ●	60,000	63,147
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.468% 8/12/37 ●	35,000	37,670
Series 2005-LDP5 D 5.391% 12/15/44 ●	60,000	61,912
Series 2006-LDP8 AM 5.44% 5/15/45	100,000	106,622
Series 2011-C5 B 144A 5.323% 8/15/46 #●	100,000	113,422
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	13,587	13,930
Series 2006-C6 AJ 5.452% 9/15/39 ●	95,000	99,919
Series 2006-C6 AM 5.413% 9/15/39	100,000	107,179
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18 A4 3.923% 10/15/47	80,000	84,154
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ 5.207% 11/14/42 ●	85,000	87,333
Series 2005-HQ7 C 5.207% 11/14/42 ●	120,000	120,847
Series 2006-T21 AM 5.204% 10/12/52 ●	75,000	78,022
TimberStar Trust 1
Series 2006-1A A 144A 5.668% 10/15/36 #	110,000	118,127
WF-RBS Commercial Mortgage Trust
Series 2014-C23 A5 3.917% 10/15/57	70,000	73,642
Total Commercial Mortgage-Backed Securities (cost $4,837,035)		4,827,627

Convertible Bonds – 0.50%
Alaska Communications Systems Group 6.25% exercise
price $10.28, expiration date 4/27/18	24,000	19,440
Ares Capital 5.75% exercise price $19.13, expiration date
2/1/16	20,000	20,875
BGC Partners 4.50% exercise price $9.84, expiration date
7/13/16	25,000	26,719
Blucora 4.25% exercise price $21.66, expiration date
3/29/19	5,000	5,159
Chesapeake Energy 2.50% exercise price $47.77,
expiration date 5/15/37	11,000	10,959
Ciena 144A 3.75% exercise price $20.17, expiration date
10/15/18 #	14,000	16,293
Equinix 4.75% exercise price $84.32, expiration date
6/13/16	5,000	12,991
General Cable 4.50% exercise price $35.33, expiration
date 11/15/29 ϕ	28,000	18,603
Gilead Sciences 1.625% exercise price $22.71, expiration
date 4/29/16	7,000	34,444

NQ-023 [10/14] 12/14 (13638)     7

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Helix Energy Solutions Group 3.25% exercise price
$25.02, expiration date 3/12/32	9,000	$11,430
Hologic 2.00% exercise price $31.17, expiration date
2/27/42 ϕ	19,000	20,734
Illumina 0.25% exercise price $83.55, expiration date
3/11/16	11,000	25,383
Intel 3.25% exercise price $21.71, expiration date 8/1/39	19,000	31,552
Jefferies Group 3.875% exercise price $45.19, expiration
date 10/31/29	32,000	33,500
Lexington Realty Trust 144A 6.00% exercise price $6.68,
expiration date 1/11/30 #	10,000	16,181
Liberty Interactive 0.75% exercise price $1,000.00,
expiration date 3/30/43	23,000	31,711
Meritor 4.00% exercise price $26.73, expiration date
2/12/27 ϕ	39,000	40,560
MGM Resorts International 4.25% exercise price $18.58,
expiration date 4/10/15	11,000	14,135
Mylan 3.75% exercise price $13.32, expiration date
9/15/15	6,000	24,150
Nuance Communications 2.75% exercise price $32.30,
expiration date 11/1/31	27,000	26,477
NuVasive 2.75% exercise price $42.13, expiration date
6/30/17	44,000	53,103
Peabody Energy 4.75% exercise price $57.62, expiration
date 12/15/41	19,000	12,683
SanDisk 1.50% exercise price $51.36, expiration date
8/11/17	17,000	32,353
Titan Machinery 3.75% exercise price $43.17, expiration
date 4/30/19	26,000	20,053
Vector Group 2.50% exercise price $16.78, expiration date
1/14/19 ●	8,000	11,465
Total Convertible Bonds (cost $489,600)		570,953

Corporate Bonds – 45.69%
Banking – 6.38%
Bank of America
4.25% 10/22/26	450,000	447,701
6.25% 9/29/49 ●	140,000	140,525
Barclays Bank 7.625% 11/21/22	200,000	218,250
BB&T 5.25% 11/1/19	377,000	425,652
BBVA Banco Continental 144A 5.00% 8/26/22 #	60,000	63,390
BBVA Bancomer 144A 7.25% 4/22/20 #	100,000	114,310
Branch Banking & Trust 3.80% 10/30/26	250,000	254,190
City National 5.25% 9/15/20	110,000	122,841

8     NQ-023 [10/14] 12/14 (13638)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank
4.625% 12/1/23	250,000	$263,244
Corporacion Financiera de Desarrollo 144A
3.25% 7/15/19 #	200,000	201,750
Credit Suisse 144A 6.50% 8/8/23 #	250,000	276,250
Export-Import Bank of China 144A 2.50% 7/31/19 #	200,000	200,304
Goldman Sachs Group 6.15% 4/1/18	285,000	322,200
HSBC Holdings 5.625% 12/29/49 ●	200,000	203,500
JPMorgan Chase
3.875% 9/10/24	245,000	243,702
6.75% 1/29/49 ●	95,000	100,567
KeyBank 5.45% 3/3/16	250,000	265,149
Lloyds Banking Group 7.50% 4/30/49 ●	200,000	208,500
Morgan Stanley 4.35% 9/8/26	275,000	276,127
Northern Trust 3.95% 10/30/25	80,000	83,334
Oversea-Chinese Banking 144A 4.00% 10/15/24 #●	200,000	203,944
PNC Bank 3.30% 10/30/24	250,000	249,579
PNC Preferred Funding Trust II 144A 1.457% 3/29/49 #●	300,000	288,375
Santander UK 144A 5.00% 11/7/23 #	225,000	238,927
SVB Financial Group 5.375% 9/15/20	150,000	169,454
USB Capital IX 3.50% 10/29/49 ●	705,000	576,479
USB Realty 144A 1.378% 12/22/49 #●	100,000	92,500
Wells Fargo
4.10% 6/3/26	305,000	309,780
4.65% 11/4/44	170,000	170,124
Woori Bank
144A 2.875% 10/2/18 #	200,000	205,460
144A 4.75% 4/30/24 #	200,000	207,766
Zions Bancorp 4.50% 6/13/23	105,000	110,586
		7,254,460
Basic Industry – 3.81%
ArcelorMittal 10.35% 6/1/19	330,000	408,787
Braskem Finance 6.45% 2/3/24	200,000	212,650
Celanese U.S. Holdings 4.625% 11/15/22	105,000	106,313
CF Industries
5.15% 3/15/34	50,000	53,394
5.375% 3/15/44	155,000	165,496
6.875% 5/1/18	210,000	242,846
7.125% 5/1/20	275,000	331,033
Dow Chemical
3.50% 10/1/24	215,000	212,331

NQ-023 [10/14] 12/14 (13638)     9

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Dow Chemical
4.25% 10/1/34	60,000	$58,264
8.55% 5/15/19	479,000	603,882
FMG Resources August 2006 144A 6.875% 4/1/22 #	160,000	165,800
Georgia-Pacific 8.00% 1/15/24	100,000	135,252
Gerdau Holdings 144A 7.00% 1/20/20 #	100,000	114,120
International Paper 4.80% 6/15/44	20,000	19,764
Monsanto 4.40% 7/15/44	455,000	460,562
Mosaic 5.625% 11/15/43	320,000	362,456
Office Cherifien 144A 5.625% 4/25/24 #	200,000	210,290
Plains Exploration & Production 6.50% 11/15/20	86,000	94,127
Rock-Tenn 3.50% 3/1/20	90,000	92,091
Rockwood Specialties Group 4.625% 10/15/20	45,000	47,149
Weyerhaeuser 4.625% 9/15/23	130,000	138,554
Yamana Gold 144A 4.95% 7/15/24 #	95,000	93,094
		4,328,255
Brokerage – 0.74%
Jefferies Group
5.125% 1/20/23	285,000	302,518
6.45% 6/8/27	60,000	68,234
6.50% 1/20/43	50,000	56,219
Lazard Group 6.85% 6/15/17	366,000	412,544
		839,515
Capital Goods – 0.83%
Algeco Scotsman Global Finance 144A 8.50% 10/15/18 #	325,000	339,625
Cemex 144A 9.50% 6/15/18 #	200,000	224,400
Crane
2.75% 12/15/18	35,000	35,637
4.45% 12/15/23	135,000	143,273
Ingersoll-Rand Global Holding 4.25% 6/15/23	55,000	57,896
Ingersoll-Rand Luxembourg Finance 3.55% 11/1/24	100,000	98,880
Textron 3.875% 3/1/25	50,000	50,189
		949,900
Communications – 7.00%
American Tower Trust I
144A 1.551% 3/15/43 #	85,000	84,469
144A 3.07% 3/15/23 #	210,000	208,820
Bharti Airtel International Netherlands 144A
5.35% 5/20/24 #	200,000	215,936
British Sky Broadcasting Group 144A 3.75% 9/16/24 #	200,000	201,062
CC Holdings GS V 3.849% 4/15/23	100,000	99,670
CenturyLink 5.80% 3/15/22	265,000	282,225

10     NQ-023 [10/14] 12/14 (13638)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
Columbus International 144A 7.375% 3/30/21 #	200,000	$212,750
Comcast
3.375% 2/15/25	370,000	373,841
4.20% 8/15/34	75,000	75,950
4.75% 3/1/44	35,000	37,759
Crown Castle Towers 144A 4.883% 8/15/20 #	505,000	558,741
Digicel Group 144A 8.25% 9/30/20 #	200,000	210,000
DIRECTV Holdings
4.45% 4/1/24	325,000	339,735
5.15% 3/15/42	30,000	30,595
DISH DBS 5.00% 3/15/23	655,000	654,181
Grupo Televisa 5.00% 5/13/45	200,000	200,040
Intelsat Luxembourg 8.125% 6/1/23	470,000	501,725
Omnicom Group 3.65% 11/1/24	310,000	308,587
Orange 5.50% 2/6/44	30,000	33,354
SBA Tower Trust 144A 2.24% 4/16/18 #	160,000	158,964
SES Global Americas Holdings 144A 5.30% 3/25/44 #	430,000	467,925
Sinclair Television Group 6.125% 10/1/22	430,000	447,200
Sprint 144A 7.125% 6/15/24 #	160,000	165,000
Telefonica Emisiones 4.57% 4/27/23	400,000	423,632
Time Warner Cable 8.25% 4/1/19	335,000	416,398
Verizon Communications
3.00% 11/1/21	365,000	362,769
4.40% 11/1/34	170,000	166,555
5.15% 9/15/23	235,000	263,363
Viacom
3.25% 3/15/23	295,000	285,521
3.875% 4/1/24	65,000	65,151
WPP Finance 2010 5.625% 11/15/43	95,000	105,996
		7,957,914
Consumer Cyclical – 3.44%
Bed Bath & Beyond
4.915% 8/1/34	125,000	124,512
5.165% 8/1/44	95,000	95,127
Delphi 4.15% 3/15/24	140,000	143,907
Expedia 4.50% 8/15/24	80,000	80,090
Ford Motor Credit 3.664% 9/8/24	330,000	328,748
General Motors 3.50% 10/2/18	115,000	119,025
General Motors Financial
3.00% 9/25/17	50,000	51,063
4.375% 9/25/21	90,000	94,397
Historic TW 6.875% 6/15/18	220,000	257,316

NQ-023 [10/14] 12/14 (13638)     11

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Host Hotels & Resorts
3.75% 10/15/23	230,000	$228,185
4.75% 3/1/23	175,000	185,278
5.875% 6/15/19	75,000	79,038
Hyundai Capital America 144A 2.125% 10/2/17 #	130,000	131,476
International Game Technology 5.35% 10/15/23	170,000	173,378
INVISTA Finance 144A 4.25% 10/15/19 #	120,000	121,050
Magna International 3.625% 6/15/24	165,000	166,899
Marriott International 3.375% 10/15/20	100,000	103,449
QVC
4.375% 3/15/23	270,000	268,308
144A 5.45% 8/15/34 #	130,000	126,082
Signet UK Finance 4.70% 6/15/24	155,000	157,934
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25	85,000	85,463
4.50% 10/1/34	50,000	48,741
Target 2.30% 6/26/19	65,000	65,432
TRW Automotive 144A 4.45% 12/1/23 #	270,000	270,675
Tupy Overseas 144A 6.625% 7/17/24 #	200,000	203,500
Wyndham Worldwide
4.25% 3/1/22	100,000	101,065
5.625% 3/1/21	90,000	100,731
		3,910,869
Consumer Non-Cyclical – 3.35%
Amgen 3.625% 5/22/24	100,000	100,240
Bayer U.S. Finance
144A 2.375% 10/8/19 #	200,000	200,567
144A 3.375% 10/8/24 #	200,000	201,006
Boston Scientific 6.00% 1/15/20	240,000	275,581
BRF 144A 3.95% 5/22/23 #	255,000	241,613
CareFusion 6.375% 8/1/19	185,000	214,921
CDK Global 144A 4.50% 10/15/24 #	115,000	114,724
Celgene
3.95% 10/15/20	245,000	260,416
4.625% 5/15/44	35,000	35,845
Constellation Brands 4.25% 5/1/23	75,000	75,563
Express Scripts Holding
2.25% 6/15/19	95,000	94,551
3.50% 6/15/24	205,000	203,589
Forest Laboratories 144A 4.375% 2/1/19 #	110,000	115,332
Gilead Sciences 3.70% 4/1/24	165,000	169,983
JBS Investments 144A 7.75% 10/28/20 #	200,000	220,126

12     NQ-023 [10/14] 12/14 (13638)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
McKesson 3.796% 3/15/24	230,000	$234,283
Mylan 144A 6.00% 11/15/18 #	245,000	252,412
Perrigo 4.00% 11/15/23	200,000	204,845
Quest Diagnostics 2.70% 4/1/19	70,000	70,891
Sysco
3.50% 10/2/24	125,000	127,107
4.35% 10/2/34	140,000	144,261
Thermo Fisher Scientific 2.40% 2/1/19	250,000	251,669
		3,809,525
Electric – 4.31%
AES 7.375% 7/1/21	135,000	154,701
AES Gener 144A 8.375% 12/18/73 #●	200,000	224,750
Ameren Illinois 9.75% 11/15/18	389,000	503,642
American Electric Power 2.95% 12/15/22	45,000	44,091
American Transmission Systems 144A 5.25% 1/15/22 #	100,000	112,019
Cleveland Electric Illuminating 5.50% 8/15/24	230,000	268,735
CMS Energy 6.25% 2/1/20	190,000	224,099
ComEd Financing III 6.35% 3/15/33	190,000	196,175
Dominion Gas Holdings 3.55% 11/1/23	45,000	46,169
DTE Energy 3.50% 6/1/24	45,000	45,714
Electricite de France 144A 5.25% 1/29/49 #●	425,000	442,000
Enel 144A 8.75% 9/24/73 #●	200,000	234,500
Entergy Arkansas 3.70% 6/1/24	45,000	47,107
Great Plains Energy 5.292% 6/15/22	90,000	103,578
Integrys Energy Group 6.11% 12/1/66 ●	195,000	198,508
ITC Holdings 3.65% 6/15/24	145,000	146,759
LG&E & KU Energy 4.375% 10/1/21	380,000	413,237
Metropolitan Edison 144A 4.00% 4/15/25 #	50,000	50,606
National Rural Utilities Cooperative Finance
4.75% 4/30/43 ●	190,000	188,634
NextEra Energy Capital Holdings
2.40% 9/15/19	140,000	140,487
3.625% 6/15/23	65,000	66,302
NV Energy 6.25% 11/15/20	100,000	118,200
Pennsylvania Electric 5.20% 4/1/20	175,000	194,892
Puget Energy 6.00% 9/1/21	65,000	75,579
SCANA 4.125% 2/1/22	85,000	88,617
State Grid Overseas Investment 2014 144A
4.125% 5/7/24 #	200,000	208,125
Transelec 144A 4.25% 1/14/25 #	200,000	201,468
Wisconsin Energy 6.25% 5/15/67 ●	165,000	167,985
		4,906,679

NQ-023 [10/14] 12/14 (13638)     13

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy – 7.37%
Anadarko Petroleum 3.45% 7/15/24	95,000	$93,839
BP Capital Markets
2.521% 1/15/20	55,000	55,309
3.535% 11/4/24	75,000	75,189
Cimarex Energy 4.375% 6/1/24	80,000	81,500
CNOOC Nexen Finance 2014 4.25% 4/30/24	200,000	207,032
Continental Resources
4.50% 4/15/23	320,000	335,769
4.90% 6/1/44	30,000	29,742
El Paso Pipeline Partners Operating 4.30% 5/1/24	95,000	95,594
Enbridge Energy Partners 8.05% 10/1/37 ●	245,000	277,156
Energy Transfer Partners
5.15% 2/1/43	100,000	100,059
5.95% 10/1/43	140,000	155,253
9.70% 3/15/19	127,000	162,831
EnLink Midstream Partners 4.40% 4/1/24	160,000	168,696
Enterprise Products Operating
5.10% 2/15/45	40,000	42,511
7.034% 1/15/68 ●	405,000	450,888
KazMunayGas National 144A 9.125% 7/2/18 #	110,000	130,487
Kinder Morgan Energy Partners 9.00% 2/1/19	415,000	515,191
Marathon Petroleum 4.75% 9/15/44	385,000	388,913
Newfield Exploration 5.625% 7/1/24	175,000	189,000
Odebrecht Offshore Drilling Finance 144A
6.625% 10/1/22 #	195,220	202,053
ONGC Videsh 3.25% 7/15/19	200,000	200,566
Pacific Rubiales Energy
144A 5.375% 1/26/19 #	100,000	100,500
144A 5.625% 1/19/25 #	113,000	107,740
Petrobras Global Finance 4.875% 3/17/20	120,000	122,244
Petrobras International Finance 5.375% 1/27/21	135,000	138,896
Petroleos de Venezuela 9.00% 11/17/21	50,000	31,937
Petroleos Mexicanos 144A 4.25% 1/15/25 #	50,000	50,740
Plains All American Pipeline 8.75% 5/1/19	195,000	247,267
Pride International 6.875% 8/15/20	475,000	555,906
PTT Exploration & Production PCL 144A
4.875% 12/29/49 #●	200,000	203,740
QEP Resources 5.375% 10/1/22	645,000	638,550
Samson Investment 9.75% 2/15/20	425,000	316,625
SandRidge Energy 8.125% 10/15/22	235,000	213,850
Sunoco Logistics Partners Operations 3.45% 1/15/23	165,000	162,274
Talisman Energy 5.50% 5/15/42	375,000	367,932

14     NQ-023 [10/14] 12/14 (13638)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
TransCanada PipeLines 6.35% 5/15/67 ●	290,000	$293,625
Williams 4.55% 6/24/24	90,000	88,344
Williams Partners 7.25% 2/1/17	535,000	598,951
Woodside Finance 144A 8.75% 3/1/19 #	115,000	144,408
YPF 144A 8.75% 4/4/24 #	40,000	41,450
		8,382,557
Finance Companies – 0.93%
Aviation Capital Group 144A 6.75% 4/6/21 #	90,000	103,050
General Electric Capital
2.10% 12/11/19	65,000	65,365
3.45% 5/15/24	120,000	122,539
7.125% 12/29/49 ●	400,000	467,500
Hutchison Whampoa International 14 144A
3.625% 10/31/24 #	200,000	199,088
SUAM Finance 144A 4.875% 4/17/24 #	100,000	102,750
		1,060,292
Insurance – 2.24%
Allstate 5.75% 8/15/53 ●	185,000	197,141
American International Group 8.175% 5/15/58 ●	200,000	272,500
Chubb 6.375% 3/29/67 ●	205,000	224,475
Five Corners Funding Trust 144A 4.419% 11/15/23 #	100,000	105,829
Highmark
144A 4.75% 5/15/21 #	200,000	205,188
144A 6.125% 5/15/41 #	30,000	30,155
Liberty Mutual Group 144A 4.25% 6/15/23 #	200,000	207,221
MetLife 3.60% 4/10/24	125,000	127,660
Prudential Financial
4.50% 11/15/20	50,000	54,442
5.625% 6/15/43 ●	95,000	99,037
5.875% 9/15/42 ●	245,000	260,925
Teachers Insurance & Annuity Association of America
144A 4.90% 9/15/44 #	85,000	90,472
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	145,000	145,444
144A 4.125% 11/1/24 #	150,000	151,101
Voya Financial 5.65% 5/15/53 ●	220,000	221,100
XL Group 6.50% 10/29/49 ●	160,000	153,920
		2,546,610
REITs – 1.90%
Alexandria Real Estate Equities
3.90% 6/15/23	30,000	30,192
4.50% 7/30/29	60,000	60,990

NQ-023 [10/14] 12/14 (13638)     15

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
REITs (continued)
Carey (W.P.) 4.60% 4/1/24	90,000	$93,931
CBL & Associates
4.60% 10/15/24	185,000	186,804
5.25% 12/1/23	20,000	21,315
Corporate Office Properties
3.60% 5/15/23	150,000	144,700
5.25% 2/15/24	85,000	91,482
DDR
4.75% 4/15/18	80,000	86,554
7.875% 9/1/20	90,000	111,870
9.625% 3/15/16	150,000	167,137
Digital Realty Trust 5.875% 2/1/20	95,000	106,270
Excel Trust 4.625% 5/15/24	65,000	66,981
Healthcare Trust of America Holdings 3.375% 7/15/21	55,000	54,971
Hospitality Properties Trust 4.50% 3/15/25	100,000	99,545
Regency Centers
4.80% 4/15/21	55,000	60,272
5.875% 6/15/17	95,000	105,141
Trust F/1401 144A 5.25% 12/15/24 #	200,000	211,500
WEA Finance 144A 3.75% 9/17/24 #	460,000	466,691
		2,166,346
Technology – 2.30%
Baidu 3.25% 8/6/18	245,000	252,349
BMC Software Finance 144A 8.125% 7/15/21 #	550,000	529,375
KLA-Tencor
3.375% 11/1/19	20,000	20,128
4.65% 11/1/24	35,000	35,182
Motorola Solutions 4.00% 9/1/24	150,000	147,775
National Semiconductor 6.60% 6/15/17	255,000	290,088
NetApp 3.25% 12/15/22	45,000	44,446
Oracle
3.40% 7/8/24	255,000	258,187
4.50% 7/8/44	75,000	77,661
Samsung Electronics America 144A 1.75% 4/10/17 #	200,000	201,295
Seagate HDD Cayman 144A 4.75% 1/1/25 #	195,000	198,169
Xerox 6.35% 5/15/18	490,000	560,027
		2,614,682
Transportation – 1.00%
American Airlines 2014-1 Class A Pass Through Trust
3.70% 10/1/26 ♦	55,000	54,794
AP Moeller - Maersk
144A 2.55% 9/22/19 #	65,000	65,614

16     NQ-023 [10/14] 12/14 (13638)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Transportation (continued)
AP Moeller - Maersk
144A 3.75% 9/22/24 #	90,000	$92,280
Brambles USA 144A 3.95% 4/1/15 #	80,000	81,013
Burlington Northern Santa Fe 3.40% 9/1/24	220,000	221,340
DP World 144A 6.85% 7/2/37 #	100,000	115,250
ERAC USA Finance 144A 5.25% 10/1/20 #	220,000	248,078
Trinity Industries 4.55% 10/1/24	115,000	112,218
United Airlines 2014-1 Class A Pass Through Trust
4.00% 4/11/26 ♦	45,000	45,563
United Airlines 2014-2 Class A Pass Through Trust
3.75% 9/3/26 ♦	100,000	101,250
		1,137,400
Utilities – 0.09%
American Water Capital 3.40% 3/1/25	100,000	101,106
		101,106
Total Corporate Bonds (cost $51,136,753)		51,966,110

Municipal Bonds – 0.46%
Golden State, California Tobacco Securitization
Corporation Settlement Revenue (Asset-Backed Senior
Notes) Series A-1
5.125% 6/1/47	80,000	59,802
5.75% 6/1/47	30,000	24,527
New Jersey Transportation Trust Fund Authority
Series AA 5.00% 6/15/44	130,000	139,641
New York City, New York
Series I 5.00% 8/1/22	50,000	60,165
New York State Thruway Authority Revenue
Series A 5.00% 5/1/19	60,000	69,489
State of Maryland Local Facilities Loan 2nd
Series A 5.00% 8/1/21	85,000	103,679
Texas Private Activity Bond Surface Transportation
Revenue Bond (Senior Lien NTE Mobility Partners
Segments 3)
6.75% 6/30/43 (AMT)	55,000	66,798
Total Municipal Bonds (cost $479,610)		524,101

Non-Agency Asset-Backed Securities – 3.83%
AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	100,000	108,211
Ally Master Owner Trust
Series 2013-1 A2 1.00% 2/15/18	100,000	100,230

NQ-023 [10/14] 12/14 (13638)     17

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Ally Master Owner Trust
Series 2013-2 A 0.603% 4/15/18 ●	200,000	$200,294
Series 2014-2 A 0.523% 1/16/18 ●	280,000	280,000
American Express Credit Account Master Trust
Series 2013-2 A 0.573% 5/17/21 ●	100,000	100,420
Series 2014-3 A 1.49% 4/15/20	100,000	100,448
Avis Budget Rental Car Funding AESOP
Series 2011-3A A 144A 3.41% 11/20/17 #	100,000	104,141
Series 2013-1A A 144A 1.92% 9/20/19 #	120,000	119,907
Series 2014-1A A 144A 2.46% 7/20/20 #	200,000	201,041
BA Credit Card Trust
Series 2014-A3 A 0.443% 1/15/20 ●	85,000	85,003
California Republic Auto Receivables Trust
Series 2013-1 A2 144A 1.41% 9/17/18 #	61,005	61,471
Capital One Multi-Asset Execution Trust
Series 2007-A2 A2 0.233% 12/16/19 ●	110,000	109,491
Series 2013-A2 A2 0.333% 2/15/19 ●	440,000	439,951
Series 2014-A4 A 0.513% 6/15/22 ●	120,000	120,073
CenterPoint Energy Transition Bond IV
Series 2012-1 A3 3.028% 10/15/25	200,000	203,114
Chase Issuance Trust
Series 2013-A6 A6 0.573% 7/15/20 ●	150,000	150,391
Citibank Credit Card Issuance Trust
Series 2013-A4 A4 0.573% 7/24/20 ●	100,000	100,199
Dell Equipment Finance Trust
Series 2014-1 A3 144A 0.94% 6/22/20 #	100,000	99,992
Discover Card Execution Note Trust
Series 2012-A6 A6 1.67% 1/18/22	200,000	196,702
Series 2014-A3 A3 1.22% 10/15/19	200,000	200,505
Series 2014-A5 A 1.39% 4/15/20	200,000	199,939
Ford Credit Auto Owner Trust
Series 2014-2 A 144A 2.31% 4/15/26 #	100,000	100,242
Golden Credit Card Trust
Series 2014-2A A 144A 0.603% 3/15/21 #●	400,000	399,477
GreatAmerica Leasing Receivables
Series 2014-1 A3 144A 0.89% 7/15/17 #	100,000	100,065
Hyundai Auto Lease Securitization Trust
Series 2014-A A4 144A 1.01% 9/15/17 #	125,000	125,277
MMAF Equipment Finance
Series 2014-AA A4 144A 1.59% 2/8/22 #	110,000	109,606
Trafigura Securitisation Finance
Series 2012-1A A 144A 2.553% 10/15/15 #●	160,000	160,569

18     NQ-023 [10/14] 12/14 (13638)

(Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Volvo Financial Equipment
Series 2014-1A A3 144A 0.82% 4/16/18 #	80,000	$79,966
Total Non-Agency Asset-Backed Securities
(cost $4,354,360)		4,356,725

Non-Agency Collateralized Mortgage Obligations – 0.81%
American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35 ϕ	8,180	8,090
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.948% 11/25/36 ϕ	300,000	299,830
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	122,071	122,310
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.633% 5/19/27 #●	57,672	58,452
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	71,958	72,663
Series 2007-A1 7A4 2.541% 7/25/35 ●	173,924	156,011
Sequoia Mortgage Trust
Series 2013-11 B1 144A 3.713% 9/25/43 #●	97,579	95,015
Structured Asset Securities Mortgage Pass Through
Certificates
Series 2004-20 2A1 5.50% 11/25/34 ♦	41,741	42,608
Washington Mutual Alternative Mortgage Pass Through
Certificates
Series 2005-1 5A2 6.00% 3/25/35 ♦	100,056	50,471
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 2.615% 4/25/36 ●	22,066	21,053
Total Non-Agency Collateralized Mortgage Obligations (cost $949,619)		926,503

Regional Bond – 0.12%Δ
Canada – 0.12%
Province of Quebec 2.875% 10/16/24	140,000	139,576
Total Regional Bond (cost $138,869)		139,576

Senior Secured Loans – 7.43%«
Activision Blizzard Tranche B 1st Lien 3.25% 9/12/20	292,388	292,479
ARAMARK Tranche E 3.25% 9/7/19	164,900	163,114
Azure Midstream Tranche B 6.50% 10/21/18	56,166	55,076
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	160,000	160,480
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	317,176	314,118
Chrysler Group Tranche B 1st Lien 3.50% 5/24/17	167,405	166,707
Clear Channel Communications Tranche B
3.804% 1/29/16	224,653	223,069

NQ-023 [10/14] 12/14 (13638)     19

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°		Value (U.S. $)
Senior Secured Loans« (continued)
DaVita Healthcare Partners Tranche B 3.50% 6/19/21		568,575	$563,955
DrillShips Financing Holding Tranche B1 6.00% 2/17/21		167,875	161,230
Emdeon 1st Lien 3.75% 11/2/18		574,567	570,377
Energy Transfer Equity 1st Lien 3.25% 12/2/19		125,000	123,320
Exgen Texas Power Tranche B 1st Lien 5.75% 9/16/21		225,000	225,422
First Data Tranche B 1st Lien 4.153% 3/24/21		300,857	299,240
Hilton Worldwide Finance Tranche B2 3.50% 9/23/20		585,867	580,924
Houghton International 2nd Lien 9.50% 11/20/20		475,000	479,750
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18		204,762	204,954
Immucor Tranche B2 5.00% 8/19/18		490,915	491,017
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19		519,117	515,873
Landry’s Tranche B 4.00% 4/24/18		167,304	167,042
Level 3 Financing Tranche B 4.00% 1/15/20		250,000	248,313
Samson Investment 2nd Lien 5.00% 9/25/18		345,000	320,850
Scientific Games International 4.25% 5/22/20		267,975	267,263
Smart & Final Tranche B 1st Lien 4.75% 11/15/19		160,029	159,929
Sprouts Farmers 4.00% 4/12/20		123,971	123,403
Univision Communications Tranche C4 4.00% 3/1/20		555,105	550,305
USI Insurance Services
Tranche B 1st Lien 4.25% 12/3/18		186,689	184,822
Valeant Pharmaceuticals International Tranche BE
3.75% 8/5/20		199,049	197,805
Vantage Drilling Tranche B 1st Lien 5.00% 10/25/17		149,370	140,408
Zayo Group Tranche B 1st Lien 4.00% 7/2/19		503,452	499,676
Total Senior Secured Loans (cost $8,480,963)			8,450,921

Sovereign Bonds – 0.42%Δ
Brazil – 0.09%
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/17	BRL	47,000	18,162
10.00% 1/1/21	BRL	232,000	85,601
			103,763
Chile – 0.08%
Chile Government International Bond 5.50% 8/5/20	CLP	50,000,000	91,846
			91,846
Colombia – 0.04%
Colombia Government International Bond
4.375% 3/21/23	COP	50,000,000	21,567
9.85% 6/28/27	COP	43,000,000	26,849
			48,416
Hungary – 0.05%
Hungary Government International Bond 5.375% 3/25/24		50,000	53,630
			53,630

20     NQ-023 [10/14] 12/14 (13638)

(Unaudited)

	Principal amount°		Value (U.S. $)
Sovereign BondsΔ (continued)
Indonesia – 0.04%
Indonesia Treasury Bond 7.875% 4/15/19	IDR	514,000,000	$42,681
			42,681
Mexico – 0.02%
Mexican Bonos 8.00% 6/11/20	MXN	248,000	20,955
			20,955
Peru – 0.04%
Peruvian Government International Bond 144A
5.70% 8/12/24 #	PEN	148,000	50,451
			50,451
South Africa – 0.06%
South Africa Government Bond 8.00% 1/31/30	ZAR	738,000	65,392
			65,392
Total Sovereign Bonds (cost $487,681)			477,134

Supranational Bank – 0.04%
European Bank for Reconstruction & Development
6.00% 3/3/16	INR	2,600,000	42,600
Total Supranational Bank (cost $42,650)			42,600

U.S. Treasury Obligations – 5.35%
U.S. Treasury Bond
3.125% 8/15/44		3,285,000	3,326,063
U.S. Treasury Note
2.375% 8/15/24 ∞		2,750,000	2,760,956
Total U.S. Treasury Obligations (cost $6,023,574)			6,087,019

	Number of
	Shares
Convertible Preferred Stock – 0.11%
ArcelorMittal 6.00% exercise price $20.36, expiration date
12/21/15		475	9,864
Bank of America 7.25% exercise price $50.00, expiration
date 12/31/49		7	7,964
Chesapeake Energy 144A 5.75% exercise price $26.14,
expiration date 12/31/49 #		16	17,430
Dominion Resources 6.125% exercise price $65.21,
expiration date 4/1/16		180	10,238
HealthSouth 6.50% exercise price $29.70, expiration date
12/31/49		10	14,053
Intelsat 5.75% exercise price $22.05, expiration date
5/1/16		405	20,833

NQ-023 [10/14] 12/14 (13638)     21

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Number of
	Shares	Value (U.S. $)
Convertible Preferred Stock (continued)
SandRidge Energy 8.50% exercise price $8.01, expiration
date 12/31/49	280	$25,900
Wells Fargo 7.50% exercise price $156.71, expiration date
12/31/49	14	16,856
Total Convertible Preferred Stock (cost $129,784)		123,138

Preferred Stock – 0.69%
Alabama Power 5.625%	3,715	92,503
Integrys Energy Group 6.00% ●	4,400	114,928
National Retail Properties 5.70%	4,225	102,667
Public Storage 5.20%	4,400	101,112
Regions Financial 6.375% ●	3,200	81,920
U.S. Bancorp 3.50% ●	350	287,049
Total Preferred Stock (cost $742,835)		780,179

	Principal amount°
Short-Term Investments – 18.82%
Discount Notes – 6.89%≠
Federal Home Loan Bank
0.025% 11/13/14	829,629	829,626
0.047% 11/19/14	4,748,248	4,748,219
0.077% 11/14/14	2,259,976	2,259,967
		7,837,812
Repurchase Agreements – 8.85%
Bank of America Merrill Lynch
0.06%, dated 10/31/14, to be repurchased on 11/3/14,
repurchase price $3,210,068 (collateralized by U.S.
government obligations 0.00%–2.75%
2/15/19–1/15/26 market value $3,274,253)	3,210,052	3,210,052
Bank of Montreal
0.07%, dated 10/31/14, to be repurchased on 11/3/14,
repurchase price $535,012 (collateralized by U.S.
government obligations 0.00%–11.25%
10/31/14–5/15/44 market value $545,709)	535,009	535,009
BNP Paribas
0.11%, dated 10/31/14, to be repurchased on 11/3/14,
repurchase price $6,319,997 (collateralized by U.S.
government obligations 0.00%–4.375%
8/31/15–11/15/42 market value $6,446,345)	6,319,939	6,319,939
		10,065,000
U.S. Treasury Obligations – 3.08%≠
U.S. Treasury Bills
0.005% 12/26/14	2,348,069	2,348,034

22     NQ-023 [10/14] 12/14 (13638)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
U.S. Treasury Obligations≠ (continued)
U.S. Treasury Bills
0.093% 11/13/14	1,151,561	$1,151,559
		3,499,593
Total Short-Term Investments (cost $21,402,247)		21,402,405

Total Value of Securities – 115.79%
(cost $130,383,366)		$131,690,735
Liabilities Net of Receivables and Other Assets – (15.79%)		(17,956,321)
Net Assets – 100.00%		$113,734,414

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2014, the aggregate value of Rule 144A securities was $18,924,729, which represents 16.64% of the Fund’s net assets.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of Oct. 31, 2014. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Oct. 31, 2014.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Oct. 31, 2014.

NQ-023 [10/14] 12/14 (13638)     23

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Oct. 31, 2014:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	BRL	50,542	USD	(20,790)	11/3/14	$(415)
BNYM	BRL	59,574	USD	(24,346)	11/4/14	(336)
UBS	CLP	(30,146,100)	USD	51,400	11/21/14	(884)
						$(1,635)

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(47)	U.S. Treasury 5 yr Notes	$(5,611,169)	$(5,613,195)	1/2/15	$(2,026)
(3)	U.S. Treasury 10 yr Notes	(380,065)	(379,078)	12/22/14	987
1	U.S. Treasury Long Bond	137,378	141,094	12/22/14	3,716
		$(5,853,856)			$2,677

Swap Contracts
CDS Contracts2

			Annual		Unrealized
			Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value	Payments	Date	(Depreciation)
Protection Purchased:
BCLY	ICE-CDX.NA.HY.23	$560,000	5.00%	12/20/19	$(2,196)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

24     NQ-023 [10/14] 12/14 (13638)

(Unaudited)

Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
ARM – Adjustable Rate Mortgage
BCLY – Barclays Bank
BNYM – Bank of New York Mellon
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CDX.NA – Credit Default Swap Index North America
CLP – Chilean Peso
COP – Colombian Peso
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
HY – High Yield
ICE – IntercontinentalExchange, Inc.
IDR – Indonesian Rupiah
INR – Indian Rupee
MXN – Mexican Peso
PEN – Peruvian Nuevo Sol
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
UBS – Union Bank of Switzerland
USD – United States Dollar
yr – Year
ZAR – South African Rand

NQ-023 [10/14] 12/14 (13638)     25

Notes
Delaware Core Plus Bond Fund	October 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Government Fund – Delaware Core Plus Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

26     NQ-023 [10/14] 12/14 (13638)

(Unaudited)

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for identical or similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-023 [10/14] 12/14 (13638)     27

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset-
& Mortgage-Backed Securities[1]	$—	$41,018,871	$107,728	$41,126,599
Corporate Debt	—	52,537,063	—	52,537,063
Municipal Bonds	—	524,101	—	524,101
Foreign Bonds	—	659,310	—	659,310
Senior Secured Loans	—	8,450,921	—	8,450,921
U.S. Treasury Obligations	—	6,087,019	—	6,087,019
Convertible Preferred Stock[1]	47,927	75,211	—	123,138
Preferred Stock	780,179	—	—	780,179
Short-Term Investments	—	21,402,405	—	21,402,405
Total	$828,106	$130,754,901	$107,728	$131,690,735

Foreign Currency Exchange Contracts	$—	$(1,635)	$—	$(1,635)
Futures Contracts	2,677	—	—	2,677
Swap Contracts	—	(2,196)	—	(2,196)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed
Securities	—	99.74%	0.26%	100.00%
Convertible Preferred Stock	38.92%	61.08%	—	100.00%

During the period ended Oct. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Oct. 31, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

28     NQ-023 [10/14] 12/14 (13638)

Schedule of investments
Delaware Emerging Markets Debt Fund	October 31, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds – 86.76%
Banking – 17.52%
Banco Santander Mexico 144A 5.95% 1/30/24 #●∞	200,000	$213,500
Bank of Georgia 144A 7.75% 7/5/17 #	300,000	320,481
BBVA Bancomer 6.50% 3/10/21 ∞	250,000	278,750
Finansbank AS 144A 5.15% 11/1/17 #∞	700,000	722,750
Oversea-Chinese Banking 144A 4.00% 10/15/24 #●	375,000	382,395
Siam Commercial Bank 144A 3.50% 4/7/19 #	250,000	256,743
Turkiye Garanti Bankasi 144A 4.75% 10/17/19 #	500,000	509,780
Woori Bank 144A 4.75% 4/30/24 #	295,000	306,454
Yapi ve Kredi Bankasi 5.188% 10/13/15 ∞	350,000	358,610
		3,349,463
Basic Industry – 10.53%
Alpek 4.50% 11/20/22 ∞	250,000	255,000
Fibria Overseas Finance 5.25% 5/12/24	200,000	204,440
Mexichem 144A 5.875% 9/17/44 #	300,000	303,000
OCP
144A 5.625% 4/25/24 #	300,000	315,435
144A 6.875% 4/25/44 #	200,000	219,790
Tupy Overseas 144A 6.625% 7/17/24 #∞	200,000	203,500
Vedanta Resources 6.00% 1/31/19 ∞	500,000	512,500
		2,013,665
Capital Goods – 7.62%
Cemex
144A 5.875% 3/25/19 #	250,000	259,687
9.50% 6/15/18 ∞	250,000	280,500
Metalloinvest Finance 5.625% 4/17/20	250,000	227,813
OAS Finance 144A 8.00% 7/2/21 #	200,000	187,500
OAS Investments
8.25% 10/19/19 ∞	313,000	305,175
144A 8.25% 10/19/19 #∞	200,000	195,000
		1,455,675
Communications – 15.60%
Bharti Airtel International Netherlands 144A
5.35% 5/20/24 #∞	200,000	215,936
Digicel Group 144A 8.25% 9/30/20 #∞	500,000	525,000
Grupo Televisa 5.00% 5/13/45 ∞	200,000	200,040
Millicom International Cellular 144A 6.625% 10/15/21 #∞	200,000	215,000
Myriad International Holdings 6.00% 7/18/20 ∞	250,000	272,500
TBG Global PTE 144A 4.625% 4/3/18 #	300,000	302,250
Telemar Norte Leste 144A 5.50% 10/23/20 #∞	200,000	197,000
Tencent Holdings 144A 3.375% 5/2/19 #	235,000	239,192
Turk Telekomunikasyon 144A 3.75% 6/19/19 #	300,000	299,615
VimpelCom Holdings 144A 6.255% 3/1/17 #∞	300,000	304,140

NQ-227 [10/14] 12/14 (13641)     1

Schedule of investments
Delaware Emerging Markets Debt Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
VTR Finance 144A 6.875% 1/15/24 #∞	200,000	$210,500
		2,981,173
Consumer Cyclical – 1.05%
SACI Falabella 144A 4.375% 1/27/25 #	200,000	201,548
		201,548
Consumer Non-Cyclical – 3.75%
ENA Norte Trust 4.95% 4/25/23	226,928	234,303
JBS Investments 144A 7.75% 10/28/20 #∞	200,000	220,126
Minerva Luxembourg 144A 7.75% 1/31/23 #	250,000	261,875
		716,304
Electric – 8.31%
AES Gener
144A 5.25% 8/15/21 #∞	200,000	213,981
144A 8.375% 12/18/73 #●∞	200,000	224,750
E.CL 144A 4.50% 1/29/25 #	200,000	201,849
Samruk-Energy 3.75% 12/20/17	250,000	252,500
State Grid Overseas Investment 2014
144A 2.75% 5/7/19 #	200,000	201,851
144A 4.125% 5/7/24 #	280,000	291,376
Transelec 144A 4.25% 1/14/25 #	200,000	201,468
		1,587,775
Energy – 14.25%
CNOOC Nexen Finance 2014 4.25% 4/30/24 ∞	300,000	310,548
Ecopetrol 5.875% 5/28/45	245,000	252,963
KazMunayGas National 144A 6.00% 11/7/44 #	200,000	197,262
Lukoil International Finance 144A 3.416% 4/24/18 #	200,000	191,250
Odebrecht Offshore Drilling Finance 144A
6.625% 10/1/22 #	195,220	202,053
ONGC Videsh 2.50% 5/7/18 ∞	200,000	198,358
Pacific Rubiales Energy 144A 5.625% 1/19/25 #	452,000	430,959
Petroleos de Venezuela 9.00% 11/17/21	240,000	153,300
Petroleos Mexicanos 144A 4.25% 1/15/25 #	190,000	192,812
PTT Exploration & Production PCL 144A
4.875% 12/29/49 #●	400,000	407,480
YPF 144A 8.75% 4/4/24 #	180,000	186,525
		2,723,510
Finance Companies – 3.49%
Corp Financiera de Desarrollo 144A 5.25% 7/15/29 #●∞	200,000	205,600
Export-Import Bank of China 144A 2.50% 7/31/19 #∞	250,000	250,380
Trust F/1401 144A 5.25% 12/15/24 #∞	200,000	211,500
		667,480

2     NQ-227 [10/14] 12/14 (13641)

(Unaudited)

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Holding Companies - Diversified – 1.20%
Hutchison Whampoa International 14 144A
3.625% 10/31/24 #		230,000	$228,951
			228,951
Technology – 1.57%
Baidu 2.75% 6/9/19 ∞		298,000	299,732
			299,732
Transportation – 1.87%
Red de Carreteras de Occidente SAPIB de CV
9.00% 6/10/28	MXN	5,000,000	357,969
			357,969
Total Corporate Bonds (cost $16,210,117)			16,583,245

Senior Secured Loan – 2.68%«
Republic of Angola 6.57% 12/16/23		510,000	511,275
Total Senior Secured Loan (cost $510,000)			511,275

Sovereign Bonds – 10.06%Δ
Brazil – 0.78%
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/17	BRL	300,000	115,926
10.00% 1/1/21	BRL	89,000	32,838
			148,764
Chile – 0.48%
Chile Government International Bond 5.50% 8/5/20	CLP	50,000,000	91,846
			91,846
Colombia – 1.17%
Colombia Government International Bond 5.625% 2/26/44		200,000	224,321
			224,321
Costa Rica – 0.93%
Costa Rica Government International Bond
5.625% 4/30/43		200,000	177,000
			177,000
Hungary – 0.28%
Hungary Government International Bond 5.375% 3/25/24		50,000	53,630
			53,630
Iceland – 1.18%
Republic of Iceland 144A 5.875% 5/11/22 #		200,000	226,336
			226,336
Indonesia – 0.23%
Indonesia Treasury Bond 7.875% 4/15/19	IDR	517,000,000	42,930
			42,930

NQ-227 [10/14] 12/14 (13641)     3

Schedule of investments
Delaware Emerging Markets Debt Fund (Unaudited)

	Principal amount°		Value (U.S. $)
Sovereign BondsΔ (continued)
Kazakhstan – 1.09%
Kazakhstan Government International Bond 144A
4.875% 10/14/44 #		216,000	$208,980
			208,980
Kenya – 1.09%
Kenya Government International Bond 144A
5.875% 6/24/19 #		200,000	207,750
			207,750
Mexico – 0.09%
Mexican Bonos 8.00% 6/11/20	MXN	208,000	17,575
			17,575
Pakistan – 1.09%
Pakistan Government International Bond 144A
7.25% 4/15/19 #		200,000	207,500
			207,500
Peru – 0.44%
Peruvian Government International Bond 144A
5.70% 8/12/24 #	PEN	248,000	84,539
			84,539
Senegal – 1.04%
Senegal Government International Bond 144A
6.25% 7/30/24 #		200,000	198,744
			198,744
South Africa – 0.17%
South Africa Government Bond 8.00% 1/31/30	ZAR	376,000	33,316
			33,316
Total Sovereign Bonds (cost $1,903,030)			1,923,231

Supranational Bank – 1.56%«
African Export-Import Bank 3.875% 6/4/18		300,000	298,560
Total Supranational Bank (cost $303,435)			298,560

Short-Term Investments – 1.64%
Repurchase Agreements – 1.64%
Bank of America Merrill Lynch
0.06%, dated 10/31/14, to be repurchased on 11/3/14,
repurchase price $99,826 (collateralized by U.S.
government obligations 0.00%–2.75%
2/15/19–1/15/26 market value $101,822)		99,826	99,826

4     NQ-227 [10/14] 12/14 (13641)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal
0.07%, dated 10/31/14, to be repurchased on 11/3/14,
repurchase price $16,638 (collateralized by U.S.
government obligations 0.00%–11.25%
10/31/14–5/15/44 market value $16,970)	16,638	$16,638
BNP Paribas
0.11%, dated 10/31/14, to be repurchased on 11/3/14,
repurchase price $196,538 (collateralized by U.S.
government obligations 0.00%–4.375%
8/31/15–11/15/42 market value $200,468)	196,536	196,536
Total Short-Term Investments (cost $313,000)		313,000

Total Value of Securities – 102.70%
(cost $19,239,582)		19,629,311

Liabilities Net of Receivables and Other Assets – (2.70%)		(515,262)
Net Assets – 100.00%		$19,114,049

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2014, the aggregate value of Rule 144A securities was $12,846,632, which represents 67.21% of the Fund’s net assets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of Oct. 31, 2014. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for borrowing transactions.
Δ	Securities have been classified by country of origin.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Oct. 31, 2014.

The following foreign currency exchange contracts were outstanding at Oct. 31, 2014:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	BRL	84,872	USD	(34,912)	11/3/14	$(697)
UBS	BRL	491	USD	(201)	11/21/14	(4)
						$(701)

NQ-227 [10/14] 12/14 (13641)     5

Schedule of investments
Delaware Emerging Markets Debt Fund (Unaudited)

The use of foreign currency exchange contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
BNYM – BNY Mellon
BRL – Brazilian Real
CLP – Chilean Peso
IDR – Indonesian Rupiah
MXN – Mexican Peso
PEN – Peruvian Nuevo Sol
UBS – Union Bank of Switzerland
USD – United States Dollar
ZAR – South African Rand

6     NQ-227 [10/14] 12/14 (13641)

Notes
Delaware Emerging Markets Debt Fund	October 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Government Funds – Delaware Emerging Markets Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swaps (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Leverage — The Fund may employ leverage to attempt to take advantage of or increase the total return of attractive investment opportunities. The Fund may initiate leverage to the extent that the sum of aggregate borrowed funds and the notional value plus any gain or minus any loss of derivatives positions may not exceed an amount equal to 33 1/3 per cent of the Fund’s total assets, measured at the time the leverage is employed. To the extent that the Fund initiates leverage, such leverage may include reverse repurchase agreements and/or borrowing through a margin account maintained with a broker. At Oct. 31, 2014, the Fund had borrowed $531,319. Securities pledged as collateral for these transactions have been identified on the “Schedule of investments.” For the period ended Oct. 31, 2014, the Fund had average borrowing of $2,383,134, for which it paid interest at an average rate of 0.55%. For the period ended Oct. 31, 2014, the Fund did not enter into any reverse repurchase agreements.

NQ-227 [10/14] 12/14 (13641)     7

(Unaudited)

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Debt	$—	$16,583,245	$—	$16,583,245
Foreign Debt	—	2,221,791	—	2,221,791
Senior Secured Loans	—	—	511,275	511,275
Short-Term Investments	—	313,000	—	313,000

Total	$—	$19,118,036	$511,275	$19,629,311

8     NQ-227 [10/14] 12/14 (13641)

(Unaudited)

	Level 1	Level 2	Level 3	Total
Derivatives:
Foreign Currency Exchange Contracts	$—	$(701)	$—	$(701)

During the period ended Oct. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Senior Secured Loans
Balance as of 7/31/14	$510,000
Net change in unrealized appreciation/depreciation	1,275
Balance as of 10/31/14	$511,275

Sensitivity Analysis

Valuation: US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at fair value using independent pricing sources under the policies approved by the Board. The Pricing Committee is the committee formed by the advisor to develop pricing policies and procedures and to provide oversight of the pricing function for the Fund.

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (1) the type of security, (2) the size of the holding, (3) the initial cost of the security, (4) the existence of any contractual restrictions of the security’s disposition, (5) the price and extent of public trading in similar securities of the issuer or of comparable companies, (6) quotations or evaluated prices from broker-dealers and/or pricing services, (7) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (8) an analysis of the company’s financial statements, and (9) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

NQ-227 [10/14] 12/14 (13641)     9

(Unaudited)

Quantitative Information about Level 3 Fair Value Measurements

Fair Value at 10/31/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Senior Secured Loans $511,275	Broker Quote	Market pricing of securities	N/A

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Oct. 31, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

10     NQ-227 [10/14] 12/14 (13641)

Schedule of investments
Delaware Inflation Protected Bond Fund	October 31, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bond – 3.94%
Banking – 3.94%
PNC Preferred Funding Trust II 144A 1.457% 3/31/49 #●	3,000,000	$2,883,750
Total Corporate Bond (cost $2,898,750)		2,883,750

Non-Agency Asset-Backed Securities – 15.78%
Cabela’s Master Credit Card Trust
Series 2012-1A A2 144A 0.683% 2/18/20 #●	3,000,000	3,021,864
Chase Issuance Trust
Series 2012-A2 A2 0.423% 5/15/19 ●	1,000,000	1,002,646
Series 2013-A3 A3 0.433% 4/15/20 ●	3,000,000	2,998,161
Chesapeake Funding
Series 2012-2A A 144A 0.603% 5/7/24 #●	1,496,338	1,498,634
Citibank Credit Card Issuance Trust
Series 2013-A7 A7 0.582% 9/10/20 ●	515,000	517,108
Navistar Financial Dealer Note Master Trust
Series 2013-2 A 144A 0.832% 9/25/18 #●	1,000,000	1,002,096
Volkswagen Auto Lease Trust
Series 2014-A A2B 0.367% 10/20/16 ●	1,506,172	1,504,941
Total Non-Agency Asset-Backed Securities
(cost $11,533,724)		11,545,450

U.S. Treasury Obligations – 78.80%
U.S. Treasury Bond
3.125% 8/15/44	6,995,000	7,082,438
U.S. Treasury Inflation Indexed Bonds
1.125% 1/15/21	17,163,188	18,148,733
1.375% 1/15/20	5,301,566	5,670,189
1.375% 2/15/44	4,031,252	4,454,533
1.625% 1/15/18	3,916,958	4,172,171
2.375% 1/15/25	14,713,054	17,470,604
U.S. Treasury Inflation Indexed Note
0.125% 1/15/23	680,104	666,555
Total U.S. Treasury Obligations (cost $57,497,921)		57,665,223

Short-Term Investments – 1.12%
Repurchase Agreements – 1.12%
Bank of America Merrill Lynch
0.06%, dated 10/31/14, to be repurchased on 11/3/14,
repurchase price $261,526 (collateralized by U.S.
government obligations 0.00%–2.75%
2/15/19–1/15/26 market value $266,755)	261,524	261,524

NQ-556 [10/14] 12/14 (13637)      1

Schedule of investments
Delaware Inflation Protected Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal
0.07%, dated 10/31/14, to be repurchased on 11/3/14,
repurchase price $43,588 (collateralized by U.S.
government obligations 0.00%–11.25%
10/31/14–5/15/44 market value $44,459)	43,588	$43,588
BNP Paribas
0.11%, dated 10/31/14, to be repurchased on 11/3/14,
repurchase price $514,893 (collateralized by U.S.
government obligations 0.00%–4.375%
8/31/15–11/15/42 market value $525,187)	514,888	514,888
Total Short-Term Investments (cost $820,000)		820,000

Total Value of Securities – 99.64%
(cost $72,750,395)		72,914,423

Receivables and Other Assets Net of Liabilities – 0.36%		262,989
Net Assets – 100.00%		$73,177,412

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2014, the aggregate value of Rule 144A securities was $8,406,344, which represents 11.49% of the Fund’s net assets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of Oct. 31, 2014. Interest rates reset periodically.

The following swap contract was outstanding at Oct. 31, 2014:

Swap Contract

Inflation Swap Contract1

			Unrealized
	Expiration		Appreciation
Notional Value	Date	Description	(Depreciation)
		Agreement with Barclays to receive the notional amount
		multiplied by the non-revised CPI and to pay the notional
$10,600,000	6/5/43	amount multiplied by the fixed rate of 2.835%	$(1,082,450)
$10,600,000			$(1,082,450)

2     NQ-556 [10/14] 12/14 (13637)

(Unaudited)

The use of swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1An inflation swap contract is a commitment to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments, where both payment streams are based on notional amounts, between counterparties. The change in value of inflation swap contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

CPI – Consumer Price Index

NQ-556 [10/14] 12/14 (13637)     3

Notes
Delaware Inflation Protection Bond Fund	October 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Government Fund - Delaware Inflation Protected Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities, credit default swap (CDS) contracts, inflation swap contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing, which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

4     NQ-556 [10/14] 12/14 (13637)

(Unaudited)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2014:

Level 2
Agency, Asset-Backed & Mortgage-Backed Securities	$11,545,450
Corporate Debt	2,883,750
Short-Term Investments	820,000
U.S. Treasury Obligations	57,665,223

Total	$72,914,423
Swap Contracts	$(1,082,450)

During the period ended Oct. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Oct. 31, 2014, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Oct. 31, 2014 that would require recognition or disclosure in the Fund’s schedule of investments.

NQ-556 [10/14] 12/14 (13637)     5

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: